Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2021
Disclosure Of financial risk management objectives and policies
Financial risk management objectives and policies

28 Financial risk management objectives and policies

The Group’s principal financial instruments, other than derivatives, comprise bank overdrafts, loans and other borrowings, lease liabilities, current and non-current investments, cash and short-term deposits. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group has other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The principal financial risks to which the Group is exposed are those of liquidity, interest rate, foreign currency and credit. Each of these is managed in accordance with Board-approved policies. These policies, together with the Group's approach to capital management, are set out below.

Hedge accounting

The Group uses foreign currency borrowings, foreign currency forwards and swaps, currency options, interest rate swaps and cross-currency interest rate swaps for the purpose of hedging its foreign currency and interest rate risks. The Group may designate certain financial instruments as fair value hedges, cash flow hedges or net investment hedges in accordance with IFRS 9. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Sources of hedge effectiveness will depend on the hedge relationship designation but may include:

>	a significant change in the credit risk of either party to the hedging relationship
>	a timing mismatch between the hedging instrument and the hedged item
>	movements in foreign currency basis spread for derivatives in a fair value hedge
>	a significant change in the value of the foreign currency denominated net assets of the Group in a net investment hedge.

The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting; for all of the Group’s existing hedge relationships the hedge ratio has been determined as 1:1. Designated hedges are expected to be effective and therefore the impact of ineffectiveness on profit is not expected to be material. The accounting treatment for fair value hedges and debt designated as fair value through profit or loss is disclosed in the Group Accounting Policies section from page 138.

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2019

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2019	to OCI	statement	2019	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300 m	10	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200 m	(13)	(92)	114	(52)	(30)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2019		–	(356)	–	–	(356)	–	–	–
Cross currency interest rate swap – JPY investment[5]	JPY 58.5 bn	–	(213)	4	–	(209)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – JPY investment	JPY 58.3 bn	4	–	(4)	–	(4)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	(457)	(265)	14	–	(251)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450 m	(498)	44	(10)	–	34	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,583 m	(5,583)	1,805	248	–	2,053	–	–	–

2020

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2020	to OCI	statement	2020	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300 m	43	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4,6]
Cross currency interest rate swaps – Euro bonds	EUR 2,200 m	150	(30)	(163)	239	46	2025	1.14	USD 2.69%
FX Forwards − short term FX risk	USD 618 m	5	–	(20)	15	(5)	2021	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2020		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5 bn	19	(4)	(15)	–	(19)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(2)	1	1	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	(475)	(251)	18	–	(233)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450 m	(548)	34	51	–	85	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,252 m	(5,252)	2,053	(642)	–	1,411	–	–	–

2021

			Other comprehensive income
					Fair value
					gain
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2021	to OCI	statement	2021	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	–	–	–	–	–	–	–	–	–
Cash flow hedges – foreign currency and interest rate risk[2,4,6]
Cross currency interest rate swaps – Euro bonds	EUR 1,700 m	(43)	46	182	(201)	27	2026	1.14	USD 2.85%
FX Forwards − short term FX risk	USD 1,220 m	12	(5)	–	(7)	(12)	2022	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2021		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3 bn	62	(19)	(43)	–	(62)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458 m	(2)	2	–	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350 m	470	(233)	(5)	–	(238)	2031	n/a	GBP 5.75%
Foreign currency borrowing - EUR investment[7]	EUR 450 m	–	85	(47)	–	38	2021	n/a	EUR 0.88%
Foreign currency borrowing - EUR investment[8]	EUR 800 m	898	–	(50)	–	(50)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,658 m	(2,658)	1,411	421	–	1,832	–	–	–

1	Swaps designated in a fair value hedge matured on 24 November 2021 and hedge ineffectiveness during the period was $nil (2020: gain of $1m).
2	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2020: $nil).
3	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2020: $nil).
4	Fair value movements on cross currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5	In September 2019, the maturity of our JPY 58.5bn cross currency interest rate swap resulted in a net cash inflow of $209m. The cash flow associated with the settlement has been reflected in cash flows from investing activities within the Consolidated Statement of Cash Flows on page 137, as its primary purpose was to hedge the translation foreign exchange risk arising on the consolidation of the Group’s net investment in Japan.
6	Nominal amount of FX forwards in a cash flow hedge of $1,220m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were RMB 666m at FX rate 6.373, SEK 3,929m at 9.0742, JPY 19,289m at 115.1550, GBP 278m at 1.3506 and EUR 123m at 1.1306. All FX forwards in a cash flow hedge mature on 25 January 2022.
7	The EUR 450m net investment hedge matured in November 2021, when the hedging instrument, a EUR bond, matured.
8	On 3 June 2021, upon issuance of the EUR 800m 0.375% 2029 non-callable bond, EUR 550m was designated in a net investment hedge of the foreign currency exposure in relation of an equivalent amount of EUR-denominated net assets. The remaining EUR 250m was subsequently designated in a net investment hedge upon maturity of the EUR 450m bond on 24 November 2021.

Key controls applied to transactions in derivative financial instruments are to use only instruments where good market liquidity exists, to revalue all financial instruments regularly using current market rates and to sell options only to offset previously purchased options or as part of a risk management strategy. The Group is not a net seller of options, and does not use derivative financial instruments for speculative purposes. The Group held no options during the reporting period.

Capital management

The capital structure of the Group consists of Shareholders’ equity (Note 24), Debt (Note 19), Other current investments (Note 12) and Cash (Note 17). For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

>	managing funding and liquidity risk
>	optimising shareholder return
>	maintaining a strong, investment-grade credit rating.

The Group utilises factoring arrangements for selected trade receivables. These factoring arrangements qualify for full derecognition of the associated trade receivables under IFRS 9. Amounts due on invoices that have not been factored at year end, from customers that are subject to factoring arrangements, are disclosed in Note 16.

Funding and liquidity risk are reviewed regularly by the Board and managed in accordance with policies described below.

The Board’s distribution policy comprises a regular cash dividend and, subject to business needs, a share repurchase component. The Board regularly reviews its shareholders’ return strategy, and, in 2012, decided to suspend share repurchases in order to retain strategic flexibility.

The Group’s net debt position (loans and borrowings net of Cash and cash equivalents, Other investments and Derivative financial instruments) has increased from a net debt position of $12,110m at the beginning of the year to a net debt position of $24,322m at 31 December 2021. The increase in net debt was principally due to the acquisition of Alexion.

Liquidity risk

The Board reviews the Group’s ongoing liquidity risks annually as part of the planning process and on an ad hoc basis. The Board considers short-term requirements against available sources of funding, taking into account forecast cash flows. The Group manages liquidity risk by maintaining access to a number of sources of funding which are sufficient to meet anticipated funding requirements. Specifically, the Group uses US and European commercial paper, bank loans, committed bank facilities and cash resources to manage short-term liquidity and manages long-term liquidity by raising funds through the capital markets. At 31 December 2021, the Group was assigned short-term credit ratings of P-2 by Moody’s and A-2 by Standard and Poor’s. The Group’s long-term credit rating was A3 Negative outlook by Moody’s and A- Stable outlook by Standard and Poor’s.

In addition to Cash and cash equivalents of $6,329m, short-term fixed income investments of $16m, fixed deposits of $53m, less overdrafts of $291m at 31 December 2021, the Group has committed bank facilities of $4,875m available to manage liquidity. The commitments mature in April 2025. None of the above facilities contain any financial covenants. The Group regularly monitors the credit standing of the banking group and currently does not anticipate any issue with drawing on the committed facilities should this be necessary. Advances under these facilities currently bear an interest rate per annum based on US dollar LIBOR (or other relevant benchmark rate) plus a margin. The facilities contain arrangements to switch to alternative risk free rate benchmarks before June 2023.

At 31 December 2021, the Group has $3,278m outstanding from debt issued under a Euro Medium Term Note programme and $21,908m under a SEC-registered programme. The funds made available under these facility agreements may be used for the general corporate purposes of the Group.

The maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s financial liabilities, on an undiscounted basis and which, therefore, differs from both the carrying value and fair value, is as follows:

	Bank				Total	Derivative		Derivative	Total
	overdrafts			Trade	non-derivative	financial		financial	derivative
	and other		Lease	and other	financial	instruments		instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	[1]	payable	instruments	Total
	$m	$m	$m	$m	$m	$m		$m	$m	$m
Within one year	234	2,207	205	14,054	16,700	(11,956)		11,985	29	16,729
In one to two years	14	1,970	158	1,769	3,911	(955)		976	21	3,932
In two to three years	–	1,810	117	1,811	3,738	(54)		67	13	3,751
In three to four years	–	2,068	79	1,592	3,739	(54)		67	13	3,752
In four to five years	–	1,479	50	1,652	3,181	(1,051)		1,079	28	3,209
In more than five years	–	15,906	128	1,052	17,086	(1,648)		1,654	6	17,092
	248	25,440	737	21,930	48,355	(15,718)		15,828	110	48,465
Effect of interest	(1)	(8,038)	–	–	(8,039)	409		(488)	(79)	(8,118)
Effect of discounting, fair values and issue costs	(3)	(94)	(62)	(1,619)	(1,778)	(20)		(54)	(74)	(1,852)
31 December 2019	244	17,308	675	20,311	38,538	(15,329)		15,286	(43)	38,495

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other		Lease	and other	financial	instruments	instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	667	2,136	207	15,812	18,822	(9,719)	9,620	(99)	18,723
In one to two years	–	1,839	168	2,584	4,591	(60)	67	7	4,598
In two to three years	–	2,101	120	1,658	3,879	(59)	67	8	3,887
In three to four years	–	1,617	82	1,728	3,427	(1,151)	1,080	(71)	3,356
In four to five years	–	2,502	53	722	3,277	(36)	40	4	3,281
In more than five years	–	16,921	108	1,435	18,464	(1,707)	1,652	(55)	18,409
	667	27,116	738	23,939	52,460	(12,732)	12,526	(206)	52,254
Effect of interest	–	(7,974)	–	–	(7,974)	379	(405)	(26)	(8,000)
Effect of discounting, fair values and issue costs	(1)	(109)	(57)	(2,070)	(2,237)	(70)	24	(46)	(2,283)
31 December 2020	666	19,033	681	21,869	42,249	(12,423)	12,145	(278)	41,971

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other		Lease	and other	financial	instruments	instruments	financial
	loans	Bonds	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	387	1,981	256	19,007	21,631	(11,766)	11,774	8	21,639
In one to two years	–	5,647	210	2,521	8,378	(55)	66	11	8,389
In two to three years	–	5,242	163	1,669	7,074	(1,060)	1,079	19	7,093
In three to four years	–	2,591	130	862	3,583	(35)	39	4	3,587
In four to five years	–	2,970	96	233	3,299	(118)	111	(7)	3,292
In more than five years	–	19,727	221	2,212	22,160	(1,521)	1,480	(41)	22,119
	387	38,158	1,076	26,504	66,125	(14,555)	14,549	(6)	66,119
Effect of interest	–	(8,609)	–	–	(8,609)	299	(325)	(26)	(8,635)
Effect of discounting, fair values and issue costs	–	(142)	(89)	(2,633)	(2,864)	(36)	7	(29)	(2,893)
31 December 2021	387	29,407	987	23,871	54,652	(14,292)	14,231	(61)	54,591

1	The maturity profile table has been amended in 2019 to show gross derivative flows and to include all derivatives shown in Note 13 on page 161. In previous periods the table separately disclosed the net cash flows on interest rate swaps and cross-currency swaps.

Where interest payments are on a floating rate basis, it is assumed that rates will remain unchanged from the last business day of each year ended 31 December.

The Group has $2bn of bank loans that mature in July 2023 and $2bn of bank loans that mature in July 2024, which the Group can repay before maturity at face value. Other that that, it is not expected that the cash flows in the maturity profile could occur significantly earlier or at significantly different amounts, with the exception of $2,865m of contingent consideration held within Trade and other payables (see Note 20).

Market risk

Interest rate risk

The Group maintains a Board approved mix of fixed and floating rate debt and uses underlying debt, interest rate swaps and forward rate agreements to manage this mix.

At 31 December 2021, interest rate swaps with a notional value of $288m are fair valued through profit or loss and this has effectively converted the 7% guaranteed debentures payable in 2023 to floating rates. No new interest rate swaps were entered into during 2021.

The majority of surplus cash is currently invested in US dollar liquidity funds and investment-grade fixed income securities.

The interest rate profile of the Group’s interest-bearing financial instruments are set out below. In the case of current and non-current financial liabilities, the classification includes the impact of interest rate swaps which convert the debt to floating rate.

			2021			2020			2019
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	1,232	661	1,893	1,357	1,029	2,386	1,785	225	2,010
Non-current	23,985	4,903	28,888	17,005	989	17,994	14,893	1,324	16,217
Total	25,217	5,564	30,781	18,362	2,018	20,380	16,678	1,549	18,227
Financial assets
Fixed deposits	53	–	53	42	–	42	38	–	38
Cash and cash equivalents	–	6,329	6,329	–	7,832	7,832	–	5,369	5,369
Total	53	6,329	6,382	42	7,832	7,874	38	5,369	5,407

In addition to the financial assets above, there are $8,765m (2020: $6,328m; 2019: $6,765m) of other current and non-current asset investments and other financial assets. Of these, $nil receive floating rate interest (2020: $nil; 2019: $111m).

The Group is also exposed to market risk on equity securities, which represent non-controlling interests in third-party biotech companies.

	2021	2020	2019
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,168	1,108	1,339
Total	1,168	1,108	1,339

Foreign currency risk

The US dollar is the Group’s most significant currency. As a consequence, the Group results are presented in US dollars and exposures are managed against US dollars accordingly.

Translational

Approximately 68% of Group external sales in 2021 were denominated in currencies other than the US dollar, while a significant proportion of manufacturing, and research and development costs were denominated in pounds sterling and Swedish krona. Surplus cash generated by business units is substantially converted to, and held centrally in, US dollars. As a result, operating profit and total cash flow in US dollars will be affected by movements in exchange rates.

This currency exposure is managed centrally, based on forecast cash flows. The impact of movements in exchange rates is mitigated significantly by the correlations which exist between the major currencies to which the Group is exposed and the US dollar. Monitoring of currency exposures and correlations is undertaken on a regular basis and hedging is subject to pre-execution approval.

As at 31 December 2021, before the impact of derivatives, 2% of interest-bearing loans and borrowings were denominated in pounds sterling and 9% were denominated in euros. Where there is non-US dollar debt and an underlying net investment of that amount in the same currency, the Group applies net investment hedging. Exchange differences on the retranslation of debt designated as net investment hedges are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.

The Group holds cross-currency swaps to hedge against the impact of fluctuations in foreign exchange rates. Fair value movements on the revaluation of the cross-currency swaps are recognised in Other comprehensive income to the extent that the hedge is effective, with any ineffectiveness taken to profit.

Foreign currency risk arises when the Group has inter-company funding and investments in certain subsidiaries operating in countries with exchange controls or where there is risk of significant future currency devaluation. One indicator of potential foreign currency risk is where a country is officially designated as hyperinflationary. As at 31 December 2021, the Group operates in two countries designated as hyperinflationary, being Argentina and Venezuela.

The foreign exchange risk to the Group from Argentina and Venezuela has been assessed and deemed to be immaterial.

Transactional

The Group aims to hedge all its forecast major transactional currency exposures on working capital balances, which typically extend for up to three months. Where practicable, these are hedged using forward foreign exchange. In addition, the Group’s external dividend, which is paid principally in pounds sterling and Swedish krona, is fully hedged from announcement to payment date. Foreign exchange gains and losses on forward contracts transacted for transactional hedging are taken to profit. Foreign exchange gains and losses on forward contracts transacted for transactional hedging are taken to profit or to Other comprehensive income if the contract is in a designated cash flow hedge.

Sensitivity analysis

The sensitivity analysis set out below summarises the sensitivity of the market value of our financial instruments to hypothetical changes in market rates and prices. The range of variables chosen for the sensitivity analysis reflects our view of changes which are reasonably possible over a one-year period. Market values are the present value of future cash flows based on market rates and prices at the valuation date. For long-term debt, an increase in interest rates results in a decline in the fair value of debt.

The sensitivity analysis assumes an instantaneous 100 basis point change in interest rates in all currencies from their levels at 31 December 2021, with all other variables held constant. Based on the composition of our long-term debt portfolio as at 31 December 2021, a 1% increase in interest rates would result in an additional $54m in interest expense being incurred per year due to new floating rate debt issued during the year. The exchange rate sensitivity analysis assumes an instantaneous 10% change in foreign currency exchange rates from their levels at 31 December 2021, with all other variables held constant. The +10% case assumes a 10% strengthening of the US dollar against all other currencies and the -10% case assumes a 10% weakening of the US dollar.

Each incremental 10% movement in foreign currency exchange rates would have approximately the same effect as the initial 10% detailed in the table below and each incremental 1% change in interest rates would have approximately the same effect as the 1% detailed in the table below.

		Interest rates		Exchange rates
31 December 2019	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,417	(1,521)	(4)	(36)
Impact on profit: (loss)/gain ($m)	–	–	(174)	172
Impact on equity: gain/(loss) ($m)	–	–	170	(208)

		Interest rates		Exchange rates
31 December 2020	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,696	(1,758)	114	(132)
Impact on profit: (loss)/gain ($m)	–	–	(57)	74
Impact on equity: gain/(loss) ($m)	–	–	171	(206)

		Interest rates		Exchange rates
31 December 2021	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,978	(2,106)	82	(85)
Impact on profit: gain/(loss) ($m)	–	–	24	(9)
Impact on equity: gain/(loss) ($m)	–	–	58	(76)

Credit risk

The Group is exposed to credit risk on financial assets, such as cash investments, derivative instruments, and Trade and other receivables. The Group is also exposed in its Net asset position to its own credit risk in respect of the 2023 debentures which are accounted for at fair value through profit or loss. Under IFRS 9, the effect of the losses and gains arising from own credit risk on the fair value of bonds designated at fair value through profit or loss are recorded in Other comprehensive income.

Financial counterparty credit risk

The majority of the AstraZeneca Group’s cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. The level of the Group’s cash investments and hence credit risk will depend on the cash flow generated by the Group and the timing of the use of that cash. The credit risk is mitigated through a policy of prioritising security and liquidity over return and, as such, cash is only invested in high credit-quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis.

The Group’s principal financial counterparty credit risks at 31 December 2021 were as follows:

Current assets

	2021	2020	2019
	$m	$m	$m
Cash at bank and in hand	1,461	1,182	755
Money market liquidity funds	4,772	6,602	4,110
Collateralised repurchase agreement	–	–	400
Other short-term cash equivalents	96	48	104
Total Cash and cash equivalents (Note 17)	6,329	7,832	5,369
Fixed income securities at fair value through profit and loss (Note 12)	16	118	811
Fixed deposits (Note 12)	53	42	38
Total derivative financial instruments (Note 13)	83	142	36
Current assets subject to credit risk	6,481	8,134	6,254

Non-current assets

	2021	2020	2019
	$m	$m	$m
Fixed income securities at fair value through profit and loss (Note 12)	–	–	62
Derivative financial instruments (Note 13)	102	171	61
Non-current assets subject to credit risk	102	171	123

The majority of the Group’s cash is invested in US dollar AAA rated money market liquidity funds. The money market liquidity fund portfolios are managed by five external third-party fund managers to maintain an AAA rating. The Group’s investments represent no more than 10% of each overall fund value. There were no other significant concentrations of financial credit risk at the reporting date.

The short-term repurchase agreements were fully collateralised investments. The Group closed out its repurchase agreements during 2020. The value of the cash deposited in repurchase agreements at 31 December 2021 was $nil (2020:$nil; 2019: $401m).

The fixed income securities were managed by four external third-party fund managers. During 2020, the securities were sold and re-invested in money market funds. The long-term rating of these securities was BBB- or better.

All financial derivatives are transacted with commercial banks, in line with standard market practice. The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 31 December 2021 was $93m (2020: $288m; 2019: $71m) and the carrying value of such cash collateral posted by the Group at 31 December 2021 was $47m (2020: $11m; 2019: $10m).

The impairment provision for other financial assets at 31 December 2021 was immaterial.

Trade receivables

Trade receivable exposures are managed locally in the operating units where they arise and credit limits are set as deemed appropriate for the customer. The Group is exposed to customers ranging from government-backed agencies and large private wholesalers to privately owned pharmacies, and the underlying local economic and sovereign risks vary throughout the world. Where appropriate, the Group endeavours to minimise risks by the use of trade finance instruments such as letters of credit and insurance. The Group applies the expected credit loss approach to establish an allowance for impairment that represents its estimate of expected losses in respect of Trade receivables.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all Trade receivables. To measure expected credit losses, Trade receivables have been grouped based on shared credit characteristics and the days past due.

The expected loss rates are based on payment profiles over a period of 36 months before 31 December 2021, 31 December 2020 or 31 December 2019 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customer to settle the receivables.

On that basis, the loss allowance was determined as follows:

		0-90 days	90-180 days	Over 180 days
31 December 2019	Current	past due	past due	past due	Total
Expected loss rate	0.1%	0.8%	2.0%	44.0%
Gross carrying amount ($m)	3,178	312	82	34	3,606
Loss allowance ($m)	2	2	2	15	21

		0-90 days	90-180 days	Over 180 days
31 December 2020	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.6%	19.4%	60.6%
Gross carrying amount ($m)	3,659	124	21	25	3,829
Loss allowance ($m)	2	2	4	15	23

		0-90 days	90-180 days	Over 180 days
31 December 2021	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.2%	22.6%	11.0%
Gross carrying amount ($m)	5,617	328	18	91	6,054
Loss allowance ($m)	5	4	4	10	23

Trade receivables are written off where there is no reasonable expectation of recovery.

Impairment losses on Trade receivables are presented as net impairment losses within Operating profit, any subsequent recoveries are credited against the same line.

In the US, sales to three wholesalers accounted for approximately 94% of US sales (2020: three wholesalers accounted for approximately 95%; 2019: three wholesalers accounted for approximately 94%).

The movements of the Group expected credit losses provision are follows:

	2021	2020	2019
	$m	$m	$m
At 1 January	23	21	38
Net movement recognised in income statement	(2)	3	(13)
Amounts utilised, exchange and other movements	2	(1)	(4)
At 31 December	23	23	21

Given the profile of our customers, including large wholesalers and government-backed agencies, no further credit risk has been identified with the Trade receivables not past due other than those balances for which an allowance has been made. The income statement credit or charge is recorded in Operating profit.